Post- Employment Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets
Fair value of plan assets, beginning balance	$ 8,218	$ 7,946
Interest income	15	31
Employer contributions	699	703
Employee contributions	699	703
Currency translation effects	(288)	781
Remeasurements: return on plan assets (excluding interest income)	51	50
Fair value of plan assets, ending balance	6,580	8,218
Plan assets [Member]
Change in plan assets
Fair value of plan assets, beginning balance	15,030	16,759
Interest income	15	31
Employer contributions	699	703
Employee contributions	699	703
Net benefits paid	(914)	(4,643)
Currency translation effects	(517)	1,427
Remeasurements: return on plan assets (excluding interest income)	51	50
Fair value of plan assets, ending balance	$ 15,063	$ 15,030